Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001873529
Document Type	8-K/A
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	KinderCare Learning Companies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42367
Entity Tax Identification Number	87-1653366
Entity Address, Address Line One	5005 Meadows Road
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	872-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KLC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by KinderCare Learning Companies, Inc. (the “Company”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 9, 2025 (the “Original 8-K”), solely to disclose the Company’s decision following its Annual Meeting of Stockholders held on June 5, 2025 (the “Annual Meeting”), as to the frequency of future non-binding stockholder advisory votes on the compensation of the Company’s named executive officers (“Say-on-Pay Votes”). Except as set forth herein, no modifications have been made to the Original Form 8-K.